Note Receivable (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014
Receivables [Abstract]
Note receivable bearing interest rate	5.00%
Note receivable, face amount	$ 501,000
Note receivable due date	Oct. 30, 2013
Percentage of reserve on note receivable	100.00%		100.00%
Note receivable, default judgment		$ 542,000
Reserve percentage	100.00%